Supplemental cash flow information - Summary of Components of Cash and Cash Equivalents (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Supplementary Cash Flow Information [Abstract]
Cash and demand deposits	¥ 1,127,113	¥ 1,885,112	¥ 1,535,476
Time deposits with original maturities of three months or less	570,153	126,375	63,169
Money market funds	511,613	709,460	219,559
Call loans	0	260,009	88,909
Total	¥ 2,208,879	¥ 2,980,956	¥ 1,907,113	¥ 1,480,900